Patents and Licensed Technologies, net	12 Months Ended
Dec. 31, 2016
Photomedex, Inc. [Member]
Patents and Licensed Technologies, net

Note 6

Patents and Licensed Technologies, net:

	December 31,
	2016	2015
Gross Amount beginning of period	$3,376	$7,027
Additions(disposals)	(177)	(177)
Translation differences	36	30
Gross Amount end of period	3,235	6,880

Accumulated amortization	(1,974)	(3,843)
Impairment (See Note 7 below)	(1,261)	(1,424)

Net Book Value	$-	$1,613

Related amortization expense was $230 and $769 for the years ended December 31, 2016 and 2015, respectively.